Average Annual Total Returns	12 Months Ended	30 Months Ended	53 Months Ended	54 Months Ended	60 Months Ended	73 Months Ended	87 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Eventide Gilead Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.89%				8.10%				7.95%
Eventide Gilead Fund | Bloomberg US Mid Cap Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.76%				10.82%				10.74%
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(5.99%)				5.56%				8.38%
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(2.00%)				6.00%				8.20%
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(0.22%)				6.86%				9.08%
Eventide Gilead Fund | Eventide Gilead Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.51%)				6.17%				8.48%
Eventide Gilead Fund | Eventide Gilead Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.09%				5.41%				7.39%
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(0.02%)				7.07%				9.30%
Eventide Healthcare & Life Sciences Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.89%				8.10%				7.95%
Eventide Healthcare & Life Sciences Fund | S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.18%				(0.89%)				3.98%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(15.51%)				(3.12%)				6.53%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(15.51%)				(3.82%)				5.77%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(9.18%)				(2.28%)				5.17%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(11.91%)				(2.70%)				6.36%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(10.31%)				(1.92%)				7.22%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(10.13%)				(1.73%)				7.43%
Eventide Balanced Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%				(0.33%)			1.43%
Eventide Balanced Fund | Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.54%				5.75%			6.14%
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.16%				6.04%			6.12%
Performance Inception Date	Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.60%				5.28%			5.31%
Eventide Balanced Fund | Eventide Balanced Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.97%				4.50%			4.61%
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	8.67%				6.45%			5.97%
Performance Inception Date	Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.56%				7.30%			6.82%
Performance Inception Date	Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.79%				7.51%			7.03%
Performance Inception Date	Jul. 15, 2015
Eventide Dividend Growth Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.89%				8.10%		7.55%
Eventide Dividend Growth Fund | Bloomberg US Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.46%				10.40%		10.57%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.62%				11.00%		9.68%
Performance Inception Date	Sep. 27, 2017
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.52%				10.66%		9.30%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.77%				8.67%		7.69%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	15.34%				11.44%		9.74%
Performance Inception Date	Sep. 27, 2017
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.27%				12.32%		10.61%
Performance Inception Date	Sep. 27, 2017
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.56%				12.55%		10.83%
Performance Inception Date	Sep. 27, 2017
Eventide Limited-Term Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%				(0.33%)	1.27%			1.35%
Eventide Limited-Term Bond Fund | Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.76%				1.29%	2.00%			1.66%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(2.38%)				(0.19%)				0.88%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.66%)				(0.90%)				0.10%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.42%)				(0.44%)				0.33%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	2.88%				0.25%	1.11%
Performance Inception Date	Dec. 14, 2018
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.69%				1.04%	1.91%
Performance Inception Date	Dec. 14, 2018
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.90%				1.25%				1.49%
Eventide Exponential Technologies Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.89%			12.02%
Eventide Exponential Technologies Fund | Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.48%			10.86%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(3.63%)			5.45%
Performance Inception Date	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.63%)			5.31%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.15%)			4.20%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	1.42%			6.05%
Performance Inception Date	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	2.31%			6.86%
Performance Inception Date	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	2.52%			7.09%
Performance Inception Date	Jun. 30, 2020
Eventide Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(2.03%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(4.59%)		(3.89%)
Performance Inception Date	Jul. 31, 2020
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.01%)		(4.69%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.72%)		(3.24%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	0.50%		(3.31%)
Performance Inception Date	Jul. 31, 2020
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	1.42%		(2.54%)
Performance Inception Date	Jul. 31, 2020
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	1.62%		(2.35%)
Performance Inception Date	Jul. 31, 2020
Eventide Large Cap Focus Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	21.11%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.09%	12.83%
Performance Inception Date	Jun. 30, 2022
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	12.39%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	9.91%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	14.99%	14.74%
Performance Inception Date	Jun. 30, 2022
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	15.86%	15.62%
Performance Inception Date	Jun. 30, 2022
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.11%	15.84%
Performance Inception Date	Jun. 30, 2022